Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Mar. 31, 2019 USD ($) customers	Mar. 31, 2018 USD ($) customers	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)
Summary of Significant Accounting Policies (Textual)
Cash and cash equivalents	$ 9,130,849	$ 560,252	$ 65,570	$ 11,439
Short-term borrowings rates		100.00%
Cash and cash equivalents	9,291,933	$ 657,767
Restricted cash	161,084	97,515
Allowance for accounts receivable	66,917	0
Advertising expenses	857,908	228,489
Accumulated other comprehensive income	50,395	257,373
Allowances for bad debts
Sales Revenue, Net [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, Percentage	10.00%	10.00%
Number of customers | customers	2	2